Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 12,491,514
Dividend and interest income	6,898,386
Contributions:
Employer	7,686,388
Participant	15,270,943
Rollover	3,027,543
Total contributions	25,984,874
Total additions	45,374,774
Deductions from net assets attributed to:
Benefits paid to participants	15,984,565
Administrative expenses	350,723
Total deductions	16,335,288
Net increase in net assets prior to transfers	29,039,486
Transfers from other plans	7,695,296
Net increase in net assets available for benefits	36,734,782
Net assets available for benefits:
Beginning of year	98,199,292
End of year	$ 134,934,074